Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2019
Financial Risk Management Objective And Policies [Abstract]
Financial Risk Management Objectives and Policies
2 9 .	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
The Group has various financial assets and liabilities such as financial assets at fair value through profit or loss, stock loan, accounts receivable, accounts payable, financial assets included in prepayments, deposits and other receivables, financial liabilities included in other payables and accruals, clients’ monies held on trust, margin loans payable, amounts with a related company, fellow subsidiaries and immediate holding company which primarily arise directly from its operations.

The main risks arising from the Group’s financial instruments are price risk, foreign currency risk, credit risk and liquidity risk. Management manages and monitors these risks to ensure appropriate measures are implemented on a timely and effective manner.

Price risk
Equity price risk is the risk that the fair values of equity investments decrease as a result of changes in the levels of equity indices and the value of individual securities.
The Group is exposed to equity securities price risk because certain investments held by the Group are classified in the consolidated statements of financial position as financial assets at fair value through profit or loss and derivative financial asset
. Result for the year would increase/decrease as a result of gains/losses on equity securities classified as financial assets at fair value through profit or loss and derivative financial asset
.
At December
31,
2018 and 2019, if there had been a 5% increase/decrease in the market value of listed equity shares included
in

financial assets at fair value through profit or loss
and stock loan
with all other variables held constant, the Group’s profit before tax would have been approximately HK$160,375,800 and HK$122,549,000 higher/lower.
At December 31, 2018 and 2019, if there had been a 5% increase/decrease in the market value of unlisted equity shares and unlisted debt securities, included in financial assets at fair value through profit or loss, with all other variables held constant, the Group’s profit before tax would have been approximately HK$14,062,095 and HK$16,134,896 higher/lower.

The Group had concentration risk in its strategic investments segment as 46% and
46
% of financial assets at fair values through profit or loss at December
31,
2018 and 2019, respectively, and 100% of stock loan at December
31,
2018 and 2019 were investments in listed equity shares in
Investment A
.
On April
1,
2019, the Group entered Agreements with the counterparty in relation to the movement of the share price of the entirety of the listed shares of Investment A the Group owns (“Underlying Assets”) to reduce the changes in fair value of financial assets of the Group. The Agreements were modified and renewed several times as disclosed in Note 14. The derivative financial asset
is initially recogni
z
ed at fair value and are subsequently remeasured at fair value. Any gains or losses arising from changes in fair value of derivative financial asset
are taken directly to profit or loss. During the year ended December
31,
2019, changes in the fair value of the derivative financial
asset
of HK$1,165,220,000, were charged to profit or loss.
The Group is also exposed to equity price risk arising from changes in the price of the Company’s own shares to the extent that the Company’s own equity investments underlie the fair values of derivatives. At December 31 2019, the Group was exposed to this risk through the conversion rights attached to the convertible bond (Note 23) issued by the Company. If there have been increase/ decrease in the share price by 5%, it will result in increase in the profit before tax by HK$822,015 or decrease by HK$791,873. There was no such equity price risk as at December 31, 2018.
Foreign currency risk
Certain transactions of the Group are denominated in foreign currencies which are different from the functional currency of the Group, i.e. HK$, and therefore the Group is exposed to foreign currency risk. The Group currently does not have a foreign currency hedging policy. However, management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise. As HK$ is currently pegged to United States dollars (“US$”), management considers that there is no significant foreign currency risk arising from the Group’s monetary assets and the liability denominated in US$.
The Group’s key currency risk exposure primarily arises from accounts receivable and bank balances denominated in Australian Dollar (“AUD”), Euro (“EUR”), Renminbi (“RMB”) and New Taiwan Dollar (“NTD”). The sensitivity at the end of the reporting period to a reasonably possible change in the AUD, EUR, RMB and NTD exchange rate, with all other variables held constant, of the Group’s profit before tax is as followings:
Foreign currency sensitivity
If AUD had appreciated/depreciated by 5% with all other variables held constant, the increase/decrease
on the Group’s profit before tax would be HK$84,996, HK$3,536 and HK$780 for the years ended December
31,
2017, 2018 and 2019, respectively.
If EUR had appreciated/depreciated by 5% with all other variables held constant, the increase/decrease
 on the Group’s profit before tax for the year would be HK$4,903 for the year ended December
31
,
2017.
If RMB had appreciated/depreciated by 5% with all other variables held constant, the increase/decrease
 on the Group’s profit before tax would be HK$13,163, HK$12,405 and HK$11,369 for the years ended December
31,
2017, 2018 and 2019, respectively.
If NTD had appreciated/depreciated by 5% with all other variables held constant, the increase/decrease
 on the Group’s profit before tax would be HK$277,654, HK$74,959 and HK$70,348 for the years ended December
31,
2017, 2018 and 2019, respectively.
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.
The Group has credit risk exposure in relation the Agreements entered into with a counterparty amounting to
HK$1,165,220,000
as at December
31,
2019 (Note 14). On December
20,
2019, the Group entered into a pledge agreement with the same counterparty pursuant to which the counterparty pledged certain listed securities to the Group as collateral.

As at December 31, 2019, the market value of listed securities pledged to the Group amounted to approximately HK$962,442,277 (Note 14).

The carrying amount of financial assets recorded in the consolidated financial statements, grossed up for any allowances for losses, represents the Group’s maximum exposure to credit risk.
The credit risk on liquid funds is limited because the counterparties are mainly banks and insurance companies with sound credit.
Maximum exposure and staging as at December
31,
2018 and 2019
The table below shows the credit quality and the maximum exposure to expected credit loss (“ECL”) based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and the staging classification as at December
31,
2018 and 2019. The amounts presented are gross carrying amounts for financial assets at amorti
z
ed cost.
As at
December
31,
2018

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	—	—	—	158,518,003	158,518,003
Accounts receivable
—Normal**	2,575,051	—	—	—	2,575,051
—Doubtful**	—	—	—	—	—
Financial assets included in prepayments, deposits and other receivables
—Normal**	6,042,605	—	—	—	6,042,605
—Doubtful**	—	—	—	—	—
Due from a related company
—Normal**	4,085,019	—	—	—	4,085,019
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	66,141,756	—	—	—	66,141,756
—Doubtful**	—	—	—	—	—
Due from fellow subsidiaries
—Normal**	2,596,118,859	—	—	—	2,596,118,859
—Doubtful**	—	—	—	—	—
Other assets
—Not yet past due	615,491,200	—	—	—	615,491,200
Cash and bank balances
—Not yet past due	126,855,518	—	—	—	126,855,518

	3,417,310,008	—	—	158,518,003	3,575,828,011

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the probability of default approach is disclosed in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, due from a related company, due from immediate holding company and due from fellow subsidiaries is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

As at December
31,
2019

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	—	—	—	346,379,574	346,379,574
Financial assets included in prepayments, other receivables and other assets
—Normal**	1,355,013	—	—	—	1,355,013
—Doubtful**	—	—	—	—	—
Due from a related company
—Normal**	—	—	—	—	—
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	2,921,838,772	—	—	—	2,921,838,772
—Doubtful**	—	—	—	—	—
Other assets
—Not yet past due	245,502,780	—	—	—	245,502,780
Cash and bank balances
—Not yet past due	766,430,471	—	—	—	766,430,471

	3,935,127,036	—	—	346,379,574	4,281,506,610

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the probability of default approach is disclosed in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, due from a related company and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Liquidity risk
The Group aims to maintain cash and credit lines to meet its liquidity requirements. The Group finances its working capital requirements through a combination of funds generated from operations, loans and equity financing.
The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	December 31, 2018
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	602,202,126	—	—	602,202,126
Margin loans payable	6.75%	321,999,549	—	—	321,999,549
Financial liabilitie s included in other payables and accruals	N/A	25,011,870	—	—	25,011,870
Due to fellow subsidiaries	N/A	574,202,907	—	—	574,202,907
Due to immediate holding company	N/A	2,145,792,209	—	—	2,145,792,209

		3,669,208,661	—	—	3,669,208,661

	December 31, 2019
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	492,039,336	—	—	492,039,336
Margin loans payable	6.625%	317,722,438	—	—	317,722,438
Financial liabilitie s included in other payables and accruals	N/A	66,043,430	—	—	66,043,430
Convertible bond	7.80%	—	—	125,273,321	125,273,321

		875,805,204		125,273,321	1,001,078,525

Capital risk management
The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximi
z
ing the return to stakeholders through the optimisation of the debt and equity balance.
The capital structure of the Group consists of debt which includes amounts due to the immediate holding company and convertible bond
, equity attributable to equity holders of the Group, comprising issued share capital, retained profits and capital reserves, as disclosed in consolidated statements of changes in equity.
As AMTD GM and AMTD AAAPL are licensed corporations under the Hong Kong Securities and Futures Ordinances, the Group is subject to statutory capital requirement and is required to maintain adequate financial resources to support its business. The Securities and Futures (Financial Resources) Rules require a licensed corporation to maintain liquid capital which is not less than its required liquid capital.
In addition, AMTD GM is a member of the Hong Kong Confederation of Insurance Brokers, which is required to maintain a minimum capital and net assets value of not less than HK$100,000.
There were no changes on the Group’s approach to capital risk management during the years ended December
31,
2018 and 2019.